N-2 $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002028436
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	T. ROWE PRICE OHA FLEXIBLE CREDIT INCOME FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Note 1. Organization
T. Rowe Price OHA Flexible Credit Income Fund (the “Fund” or “OFLEX”), was formed on May 14, 2024 as a Delaware statutory trust and commenced operations on June 17, 2024. OHA Private Credit Advisors II, L.P. (the “Adviser”) is the investment adviser of the Fund. The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company and is operated as an interval fund. The Fund intends to continue to qualify annually as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the "Code").

The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund intends to invest at least 80% of its assets in fixed-income securities and credit instruments ("Credit"). The Fund will opportunistically allocate its investments in Credit across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans and credit selection in high yield bonds and leveraged loans); (b) direct lending (including first lien loans and unitranche loans); (c) junior capital solutions (including unsecured debt, second lien loans, mezzanine loans and preferred equity); (d) structured credit (including collateralized loan obligations, or “CLOs”); (e) asset-based lending (including, but not limited to, credit investments, investments in infrastructure, shipping, aviation and telecommunications); and (f) special situations (including stressed and non-control distressed credit and opportunities arising due to market dislocation).

The Fund may invest in additional strategies in the future. While some of the loans in which the Fund intends to invest pursuant to the foregoing may be secured, the Fund may also invest in debt securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. Some of the loans in which the Fund may invest may be “covenant-lite” loans. The Fund normally may invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.

The Fund will offer to sell any combination of three separate classes of common shares including Class A shares, Class D shares, and Class I shares. The share classes will have different ongoing shareholder servicing and/or distribution fees. T. Rowe Price Investment Services, Inc., the managing dealer (the “Managing Dealer”) will use its best efforts to sell shares, but is not obligated to purchase or sell any specific amount of shares in the offering.

The Fund is operated as an interval fund under Rule 23c-3 of the 1940 Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding shares at NAV, subject to certain conditions. The Fund will not otherwise be required to repurchase or redeem shares at the option of a shareholder. It is possible that a repurchase offer may be oversubscribed, in which case shareholders may only have a portion of their shares repurchased.

Following the effectiveness on March 13, 2026 of the Fund’s registration statement filed under the Securities Act of 1933, as amended (the “Securities Act”), the Fund began a public offering of its shares in March 2026. In connection with the foregoing, the Fund commenced determining the net asset value of its portfolio investments on a daily basis in accordance with the 1940 Act, including Rule 2a-5 thereunder.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Note 6. Debt
The Fund may use financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). As of June 30, 2026, the Fund's asset coverage was 505.9%.
The following table presents the Fund’s outstanding borrowings as of June 30, 2026:

	As of June 30, 2026
	Total Principal Amount Committed	Principal Amount Outstanding	Carrying Value (1)	Fair Value (2)
CIBC Credit Facility	$100,000	$61,650	$61,650	$61,650
Total Debt	$100,000	$61,650	$61,650	$61,650

(1)Carrying value of these debt obligations generally approximate fair value due to their variable interest rates.
(2)The fair value of these debt obligations would be categorized as Level 2 under ASC 820-10.

For the six months ended June 30, 2026, the Fund had total average borrowings of $30.5 million at a weighted average interest rate of 5.5%.

A summary of contractual maturities of our debt obligations was as follows as of June 30, 2026:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
CIBC Credit Facility	$61,650	$—	$—	$61,650	$—
Total Debt Obligations	$61,650	$—	$—	$61,650	$—

CIBC Credit Facility

For financing purposes the Fund maintains one wholly owned special purpose entity, TRP OHA FCI SPV Funding I, LLC, a Delaware limited liability company exempt from registration under the 1940 Act. On October 11, 2024 (the “Effective Date”), the Fund entered into a loan and servicing agreement (the “CIBC Loan Agreement” or the “CIBC Credit Facility”), among TRP OHA FCI SPV Funding I, LLC, as borrower, the Fund, as transferor, TRP OHA FCI Servicer Funding I, LLC, as servicer, The Bank of New York Mellon Trust Company, National Association, as securities intermediary, collateral custodian, collateral agent and collateral administrator, the lenders party thereto, and Canadian Imperial Bank of Commerce (“CIBC”), as administrative agent (the “Administrative Agent”) (together, the "Parties"). The original facility amount under the CIBC Loan Agreement was $50.0 million.
Proceeds of the loans under the CIBC Loan Agreement may be used to acquire certain qualifying loans and such other uses as permitted under the CIBC Loan Agreement. The period from the closing date until October 11, 2027 is referred to as the reinvestment period and during such reinvestment period, the Borrower may request drawdowns under the CIBC Loan Agreement. The final maturity date is the earliest of: (a) the business day designated by the Borrower as the final maturity date upon not less than three business days’ prior written notice to the Administrative Agent, the Collateral Agent and the Lenders, (b) October 11, 2029, and (c) the date on which the Administrative Agent or the required lenders provide notice of the declaration of the final maturity date after the occurrence of an event of default. The CIBC Loan Agreement includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for revolving credit facilities of this nature.
Assets that are pledged as collateral under the CIBC Loan Agreement are not available to the creditors of the Fund to satisfy any obligations of the Fund other than the Fund’s obligations under the CIBC Loan Agreement.
Borrowings under the CIBC Loan Agreement bear interest at (a) in the case of borrowings denominated in USD, either Daily Simple SOFR or Term SOFR, at the election of the Borrower, plus 2.10%, (b) in the case of borrowings denominated in GBP, Daily Simple SONIA plus 2.10%, (c) in the case of borrowings denominated in CAD, Term CORRA plus 2.10% or (d) in the case of borrowings denominated in EUR, EURIBOR plus 2.10%. The Fund is to pay an unused commitment fee of 50 basis points (0.50%) per annum on certain unused amounts subject to a 50% minimum utilization beginning April 11, 2025. The stated maturity date is October 11, 2029.
On June 6, 2025, the Parties entered into Amendment No. 1 (the “First Amendment”) to the CIBC Loan Agreement. The amended facility amount under the First Amendment is $75.0 million, which may be increased by mutual agreement of the parties as the net assets of the Fund increase. The First Amendment, among other things, (i) reduced the applicable spread for advances to 1.85% per annum and (ii) extended the ramp-up period to October 11, 2025.
On July 16, 2025, the Parties entered into Amendment No. 2 (the “Second Amendment”) to the CIBC Loan Agreement. The amended facility amount under the Second Amendment is $75.0 million, which may be increased by mutual agreement of the parties as the net assets of the Fund increase.
On December 30, 2025, the Parties entered into Amendment No. 3 (the “Third Amendment”) to the CIBC Loan Agreement. The amended facility amount under the Third Amendment is $100.0 million, which may be increased by mutual agreement of the parties as the net assets of the Fund increase. The Third Amendment, among other things, (i) increased the facility amount to $100.0 million and (ii) extended the ramp-up period through April 2026.
For the six months ended June 30, 2026, the components of interest expense related to the CIBC Credit Facility were as follows:

Six Months Ended June 30, 2026
Borrowing interest expense	$841
Unused facility fee	—
Amortization of deferred financing costs	88
Total interest and debt financing expense	$929

Long Term Debt, Principal	$ 100,000
CIBC Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	CIBC Credit Facility
Long Term Debt, Principal	$ 100,000
Long Term Debt, Structuring [Text Block]
For financing purposes the Fund maintains one wholly owned special purpose entity, TRP OHA FCI SPV Funding I, LLC, a Delaware limited liability company exempt from registration under the 1940 Act. On October 11, 2024 (the “Effective Date”), the Fund entered into a loan and servicing agreement (the “CIBC Loan Agreement” or the “CIBC Credit Facility”), among TRP OHA FCI SPV Funding I, LLC, as borrower, the Fund, as transferor, TRP OHA FCI Servicer Funding I, LLC, as servicer, The Bank of New York Mellon Trust Company, National Association, as securities intermediary, collateral custodian, collateral agent and collateral administrator, the lenders party thereto, and Canadian Imperial Bank of Commerce (“CIBC”), as administrative agent (the “Administrative Agent”) (together, the "Parties"). The original facility amount under the CIBC Loan Agreement was $50.0 million.
Proceeds of the loans under the CIBC Loan Agreement may be used to acquire certain qualifying loans and such other uses as permitted under the CIBC Loan Agreement. The period from the closing date until October 11, 2027 is referred to as the reinvestment period and during such reinvestment period, the Borrower may request drawdowns under the CIBC Loan Agreement. The final maturity date is the earliest of: (a) the business day designated by the Borrower as the final maturity date upon not less than three business days’ prior written notice to the Administrative Agent, the Collateral Agent and the Lenders, (b) October 11, 2029, and (c) the date on which the Administrative Agent or the required lenders provide notice of the declaration of the final maturity date after the occurrence of an event of default. The CIBC Loan Agreement includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for revolving credit facilities of this nature.
Assets that are pledged as collateral under the CIBC Loan Agreement are not available to the creditors of the Fund to satisfy any obligations of the Fund other than the Fund’s obligations under the CIBC Loan Agreement.
Borrowings under the CIBC Loan Agreement bear interest at (a) in the case of borrowings denominated in USD, either Daily Simple SOFR or Term SOFR, at the election of the Borrower, plus 2.10%, (b) in the case of borrowings denominated in GBP, Daily Simple SONIA plus 2.10%, (c) in the case of borrowings denominated in CAD, Term CORRA plus 2.10% or (d) in the case of borrowings denominated in EUR, EURIBOR plus 2.10%. The Fund is to pay an unused commitment fee of 50 basis points (0.50%) per annum on certain unused amounts subject to a 50% minimum utilization beginning April 11, 2025. The stated maturity date is October 11, 2029.
On June 6, 2025, the Parties entered into Amendment No. 1 (the “First Amendment”) to the CIBC Loan Agreement. The amended facility amount under the First Amendment is $75.0 million, which may be increased by mutual agreement of the parties as the net assets of the Fund increase. The First Amendment, among other things, (i) reduced the applicable spread for advances to 1.85% per annum and (ii) extended the ramp-up period to October 11, 2025.
On July 16, 2025, the Parties entered into Amendment No. 2 (the “Second Amendment”) to the CIBC Loan Agreement. The amended facility amount under the Second Amendment is $75.0 million, which may be increased by mutual agreement of the parties as the net assets of the Fund increase.
On December 30, 2025, the Parties entered into Amendment No. 3 (the “Third Amendment”) to the CIBC Loan Agreement. The amended facility amount under the Third Amendment is $100.0 million, which may be increased by mutual agreement of the parties as the net assets of the Fund increase. The Third Amendment, among other things, (i) increased the facility amount to $100.0 million and (ii) extended the ramp-up period through April 2026.
For the six months ended June 30, 2026, the components of interest expense related to the CIBC Credit Facility were as follows:

Six Months Ended June 30, 2026
Borrowing interest expense	$841
Unused facility fee	—
Amortization of deferred financing costs	88
Total interest and debt financing expense	$929

Long Term Debt, Dividends and Covenants [Text Block]
Proceeds of the loans under the CIBC Loan Agreement may be used to acquire certain qualifying loans and such other uses as permitted under the CIBC Loan Agreement. The period from the closing date until October 11, 2027 is referred to as the reinvestment period and during such reinvestment period, the Borrower may request drawdowns under the CIBC Loan Agreement. The final maturity date is the earliest of: (a) the business day designated by the Borrower as the final maturity date upon not less than three business days’ prior written notice to the Administrative Agent, the Collateral Agent and the Lenders, (b) October 11, 2029, and (c) the date on which the Administrative Agent or the required lenders provide notice of the declaration of the final maturity date after the occurrence of an event of default. The CIBC Loan Agreement includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for revolving credit facilities of this nature.